Statement of Stockholders' Deficit - 9 months ended Dec. 31, 2015 - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 26, 2015
Balance Shares at Mar. 26, 2015
Founders' shares, par value $0.0000001, issued on March 27, 2015 at $0.0001 per share	4	3,996			4,000
Founders' shares, par value $0.0000001, issued on March 27, 2015 at $0.0001 per share, Shares	40,000,000
Net loss for the period			$ (30,308)		$ (30,308)
Noncontrolling interest			2	$ (2)	(2)
Balance at Dec. 31, 2015	$ 4	$ 3,996	$ (30,306)	$ (2)	$ (26,308)
Balance shares at Dec. 31, 2015	40,000,000